BUSINESS COMBINATION - Narrative (Details) - USD ($) $ in Thousands	Jan. 05, 2023	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 9,782	$ 0
Darwin
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Market value of business acquisition	$ 18,000
Cash and equity awards granted in acquisition	10,000
Acquisition related costs	100
Identified intangible assets acquired	5,100
Goodwill	$ 9,800